Current and Deferred Income Tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current and Deferred Income Tax [Abstract]
Current income tax	$ (91,907)	$ (313,875)	$ (1,027,478)
Deferred income tax	4,662,860	4,885,795	1,437,933
Special tax for tax revaluation	(276,301)
Income tax - gain	$ (4,294,652)	$ (4,571,920)	$ (410,455)